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                                  CERTIFICATION
                                  -------------

         Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Aspen Series (the "Registrant"). Registrant's 1933 Act No. is 33-63212 and Registrant's 1940 Act No. is 811-7736.

         2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 35 ("PEA No. 35") on August 11, 2003, pursuant to Rule 485(b) of the 1933 Act.

         3. The text of PEA No. 35 has been filed electronically.

         DATED:  August 13, 2003

                                      JANUS ASPEN SERIES




                                      By: /s/ Bonnie M. Howe
                                         ---------------------------------------
                                         Bonnie M. Howe
                                         Vice President